Events after the reporting period	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
Events after the reporting period

Note 28. Events after the reporting period

Management has considered subsequent events through the date these consolidated financial statements were issued. No events were identified by Management that would require disclosure.